Details of Significant Accounts - Income tax, Schedule of statutory tax rates for significant jurisdictions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	21.00%	21.00%	21.00%
State, Statutory tax rate	8.84%	8.84%	8.84%
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	35.73%	34.45%	37.47%
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	20.00%	20.00%	20.00%